BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
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Supplement dated September 30, 2026
to the Statement of Additional Information (“SAI”) dated October 31, 2025, as amended
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1.    Change in Portfolio Managers for the Brown Advisory Sustainable Growth Fund
As of September 30, 2026, John Canning, CFA, will serve as a portfolio manager to the Fund, joining Karina Funk, CFA, and David Powell, CFA, who have served as portfolio managers to the Fund since its inception in 2012. Effective March 31, 2027, Karina Funk, CFA, will no longer serve as a portfolio manager to the Fund as she will transition to an advisory role with respect to sustainable investing at Brown Advisory LLC, the investment adviser to the Fund.

a.In the section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Other Accounts under Management,” Mr. Canning did not manage any other accounts as of June 30, 2026.
b.In the section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Portfolio Managers Ownership in the Funds,” Mr. Canning owned between $100,001 - $500,000 of shares in the Brown Advisory Sustainable Growth Fund as of June 30, 2026.

2.     Change in the Chief Compliance Officer

Brett Rogers, who served as Chief Compliance Officer (“CCO”) to the Brown Advisory Funds since inception in 2012, resigned as CCO, and has been replaced by Marissa Collins effective as of May 12, 2026. Mr. Rogers continues in his role as General Counsel to Brown Advisory LLC, the investment adviser to the Brown Advisory Funds, and its affiliates.

Accordingly, the table in the section entitled “Management – Trustees and Executive Officers” is amended by removing references to Mr. Rogers and adding the following:

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During the Past 5 Years(2)
Interested Trustees and Officers of the Trust
Marissa Collins Age: 34 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti Money Laundering Officer	Indefinite Term; Since May 2026 Indefinite Term; Since May 2026	Counsel and Compliance Officer, Brown Advisory Incorporated and affiliates (investment management firm) (since 2021)	Not Applicable	Not Applicable

If you have any questions, please call Brown Advisory Funds at 800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference.